Current Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total current receivables, gross	$ 6,345	$ 2,750
Less: Allowance for doubtful accounts	(330)	(186)
Total current receivables, net	6,015	2,564
Customer receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total current receivables, gross	4,700	1,700
Related parties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total current receivables, gross	801	392
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total current receivables, gross	$ 844	$ 658